Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	-	$-
Granted	161,700	2.35
Vested	(53,899)	2.35
Forfeited or expired	-	-
Outstanding at December 31, 2018	107,801	$2.35